Fair Value Of Financial Instruments (Narrative) (Details) In Billions, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Ashikaga Holdings Co Ltd [Member]	Sep. 30, 2011 Credit Concentration Risk [Member]	Mar. 31, 2011 Credit Concentration Risk [Member]
Concentrations of credit risk, percentage									20.00%	19.00%
Percentage of ownership of common stock	47.00%	47.00%		47.00%	47.00%			45.50%
Gains (losses) from changes in fair value of financial liabilities	$ 0.20	¥ 15.00	¥ 3.00	$ 0.13	¥ 10.00	¥ 6.00
Aggregate unpaid principal balance of loans and receivables	0.01	1.00		0.01	1.00
Aggregate unpaid principal balance of long-term borrowings	0.49	38.00		0.49	38.00		50.00
Loans and receivables for fair value option,90 days or more past due							0
Non-trading debt securities	2.75	212.00		2.75	212.00
Non-trading debt securities, unrealized gains	0.02	2.00		0.02	2.00
Non-trading debt securities, unrealized losses	0.01	1.00		0.01	1.00
Investment in equity securities	0.92	71.00		0.92	71.00
Investment in equity securities, unrealized gains	0.04	3.00		0.04	3.00
Investment in equity securities, unrealized losses	0.04	3.00		0.04	3.00
Non-trading debt securities sold	1.34	103.00		1.38	106.00
Non-trading debt securities, realized gain	0.01	1.00		0.01	1.00
Non-trading debt securities, realized loss	0	0		0	0
Investment in equity securities sold	0.06	5.00		0.08	6.00
Investment in equity securities, realized gain		0			0
Investment in equity securities, realized loss		0			0
Debt securities matured within one year	0.18	14.00		0.18	14.00
Debt securities matured over one year and within five years	0.60	46.00		0.60	46.00
Debt securities matured over five years and within ten years	1.76	136.00		1.76	136.00
Debt securities matured over ten years	$ 0.21	¥ 16.00		$ 0.21	¥ 16.00